SUPPLEMENT DATED APRIL 3, 2018
TO

PROSPECTUS DATED APRIL 30, 2010
FOR KEYPORT ADVISOR

PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA

PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER AND KEYPORT ADVISOR OPTIMA

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

 This supplement contains information about the Columbia Variable Portfolio - Select International Equity Fund (the "Fund") that is available under your Contract.

On May 1, 2018, the Fund will change its name to Columbia Variable Portfolio - Overseas Core Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.